Consolidated balance sheet - GBP (£)	Jun. 30, 2023	Jun. 30, 2022
Non-current assets
Property, plant and equipment	£ 253,282,000	£ 242,661,000
Right-of-use assets	8,760,000	4,072,000
Investment properties	19,993,000	20,273,000
Intangible assets	812,382,000	743,278,000
Trade receivables	22,303,000	29,757,000
Derivative financial instruments	7,492,000	16,462,000
Total non-current assets	1,124,212,000	1,056,503,000
Current assets
Inventories	3,165,000	2,200,000
Prepayments	16,487,000	15,534,000
Contract assets - accrued revenue	43,332,000	36,239,000
Trade receivables	31,167,000	49,210,000
Other receivables	9,928,000	1,569,000
Income tax receivable	5,317,000	4,590,000
Derivative financial instruments	8,317,000	6,597,000
Cash and cash equivalents	76,019,000	121,223,000
Total current assets	193,732,000	237,162,000
Total assets	1,317,944,000	1,293,665,000
Equity
Share capital	53,000	53,000
Share premium	68,822,000	68,822,000
Treasury shares	(21,305,000)	(21,305,000)
Merger reserve	249,030,000	249,030,000
Hedging reserve	4,002,000	950,000
Retained deficit	(196,652,000)	(170,042,000)
Total equity	103,950,000	127,508,000
Non-current liabilities
Deferred tax liabilities	3,304,000	7,402,000
Contract liabilities - deferred revenue	6,659,000	16,697,000
Trade and other payables	161,141,000	102,347,000
Borrowings	507,335,000	530,365,000
Lease liabilities	7,844,000	2,869,000
Derivative financial instruments	748,000	49,000
Provisions	93,000	11,586,000
Total non-current liabilities	687,124,000	671,315,000
Current liabilities
Contract liabilities - deferred revenue	169,624,000	165,847,000
Trade and other payables	236,472,000	220,587,000
Borrowings	105,961,000	105,757,000
Lease liabilities	1,036,000	1,561,000
Derivative financial instruments	931,000	32,000
Provisions	12,846,000	1,058,000
Total current liabilities	526,870,000	494,842,000
Total equity and liabilities	£ 1,317,944,000	£ 1,293,665,000